Business Segment Information Changes in Estimates (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Changes in estimates at completion		$ 647	$ 241
Additional revenue and gross profit recognized		35
Reserve for estimated losses on uncompleted contracts	$ 63	15	63
EPC Ammonia Project in US
Change in Accounting Estimate [Line Items]
Reserve for estimated losses on uncompleted contracts	3	1	3
EPC Ammonia Project in US | Unfavorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion			114	$ 27
Downstream EPC Project in US
Change in Accounting Estimate [Line Items]
Changes in estimates at completion			112
Reserve for estimated losses on uncompleted contracts	35	$ 9	35
Percent complete on project (in percentage)		89.05%
Downstream EPC Project in US | Unfavorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion	94
LNG Project in Africa | Favorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion			64	17
Power Projects
Change in Accounting Estimate [Line Items]
Changes in estimates at completion			117	33
Reserve for estimated losses on uncompleted contracts	14	$ 2	14
Power Projects | Favorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion				57
Canadian Pipe Fabrication And Module Assembly Projects | Unfavorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion				$ 21
Road Construction Project | Favorable
Change in Accounting Estimate [Line Items]
Changes in estimates at completion			15
Sodium Dichromate Litigation
Change in Accounting Estimate [Line Items]
Billed costs	$ 33		$ 33